Shareholder Report, Line Graph (Details) 193340_Hood River International Opportunity Fund_Retirement Shares_TSR Annual {Retirement Shares} - USD ($)						12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 22, 2021	Jun. 30, 2026
Retirement Shares
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Shares
Accumulated Value	$ 13,486	$ 11,501	$ 9,069	$ 7,027	$ 10,000	$ 24,430
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI AC World Index ex USA Net (USD)
Accumulated Value	12,312	10,459	9,370	8,313	10,000	$ 15,718
MSCI AC World Index ex US Small Cap Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI AC World Index ex US Small Cap Net TR
Accumulated Value	$ 11,576	$ 9,782	$ 8,792	$ 7,926	$ 10,000	$ 13,872